COVER LETTER

February 1, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A which was filed electronically on February 1, 2024.

Please address any questions or comments to the undersigned at (413) 744-0770.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MassMutual Premier Funds